Restricted Equity Investments - Restricted Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	$ 15,733	$ 14,961
FRB Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	9,420	9,168
FHLBNY Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	6,165	5,645
Atlantic Central Bankers Bank Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	$ 148	$ 148